Share-Based Compensation - Schedule of Stock Option Activity (Detail) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Shares Under Option
Outstanding balance at January 1, 2014	395,185	296,256	296,256
Granted			112,262
Exercised	(666)	0	0	0
Cancelled			(13,333)
Outstanding balance at December 31, 2014			395,185	296,256
Exercisable at December 31, 2014			170,167
Vested and expected to vest at December 31, 2014			297,899
Weighted Average Exercise Price
Outstanding balance at January 1, 2014	$ 5.40	$ 5.24	$ 5.24
Granted			5.85
Exercised			0
Cancelled			5.85
Outstanding balance at December 31, 2014			5.40	$ 5.24
Exercisable at December 31, 2014			4.80
Vested and expected to vest at December 31, 2014			$ 5.25
Weighted Average Remaining Contractual Term (years)
Outstanding balance			7 years 2 months 27 days	7 years 2 months 27 days
Exercisable at December 31, 2014			5 years 8 months 16 days
Vested and expected to vest at December 31, 2014			6 years 5 months 19 days
Aggregate Intrinsic Value
Outstanding balance at January 1, 2014	$ 1,275,980
Outstanding balance at December 31, 2014			$ 1,275,980
Exercisable at December 31, 2014			651,543
Vested and expected to vest at December 31, 2014			$ 1,006,008